Payroll and Payroll Taxes Payable	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Payables and Accruals [Abstract]
Payroll and Payroll Taxes Payable
NOTE 6 – PAYROLL AND PAYROLL TAXES PAYABLE

As of the periods shown below, payroll and taxes payable included:

	December 31,	September 30,
	2020	2020
Accrued payroll - Officer	$954,000	$915,000
Accrued payroll - Employee	128,105	128,105
Accrued payroll taxes	476,669	439,399
	$1,558,774	$1,482,504

In 2005, the Company entered into an employment agreement with our President with the provisions for a $156,000 per year salary. For the three months ended December 31, 2020 and 2019, his full salary was accrued.

NOTE 6 – PAYROLL AND PAYROLL TAXES PAYABLE

As of the periods shown below, payroll and taxes payable included:

	September 30,	September 30,
	2020	2019
Accrued payroll - Officer	$915,000	$762,000
Accrued payroll - Employee	128,105	128,105
Accrued payroll taxes	439,399	265,981
	$1,482,504	$1,156,086

In 2005, the Company entered into an employment agreement with our President with the provisions for a $156,000 per year salary (Note 6). For the years ended September 30, 2020 and 2019, his full salary was accrued.